UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Market Vectors – High Yield Municipal Index ETF
Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount					Value
MUNICIPAL BONDS: 97.8%
Arizona: 1.3%
$1,500,000	Pima County, Arizona Individual Development Authority, Charter School Projects, Series O (RB)
	5.25%, 7/1/31				$ 1,036,920

California: 10.0%
3,785,000	California Statewide Community Development Authority, California Baptist University, Series A (RB)
	5.40%, 11/1/27				2,665,851
500,000	California Statewide Community Development Authority, Educational Facilities -
	Huntington Park Charter School Project-A, (RB)
	5.25%, 7/1/42				307,985
1,850,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
	4.50%, 6/1/27				1,545,065
2,845,000	Inland Empire Tobacco Securitization Authority, California Asset Backed-Turbo, Series A (RB)
	4.625%, 6/1/21				2,493,187
1,500,000	West Sacramento, California Financing Authority, Series A (RB)
	5.00%, 9/1/26				1,181,325
					8,193,413

Colorado: 1.4%
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
	5.20%, 7/1/22				1,117,185

Florida: 5.8%
2,000,000	Callaway, Florida Capital Improvement Special Capital Improvement Project (RB) (ACA)
	5.25%, 8/1/32				1,506,880
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
	6.25%, 5/1/37				673,350
4,000,000	Six Mile Creek Community Development District, Florida, Capital Improvement (ST)
	5.875%, 5/1/38				1,767,360
1,525,000	Wentworth Estates Community Development District, Florida, Series B (ST) (XCLA)
	5.125%, 11/1/12				811,986
					4,759,576

Guam: 2.1%
2,000,000	Guam Government Waterworks Authority, Water & Wastewater System (RB)
	5.875%, 7/1/35				1,694,800

Illinois: 9.5%
2,000,000	Hampshire, Illinois Special Service Area No. 16, Crown Development
	Project Prairie Ridge (ST)
	6.00%, 3/1/46				1,180,220
2,000,000	Hampshire, Illinois Special Service Area No. 16, Crown Development
	Project Prairie Ridge East (ST)				1,180,220
	6.00%, 3/1/46
4,000,000	Illinois Financing Authority, Sherman Health System, Series A (RB)
	5.50%, 8/1/37				3,076,720
4,500,000	Illinois Financing Authority, Sedgebrook Inc. Facility, Series A (RB)
	6.00%, 11/15/37				2,300,355
					7,737,515

Iowa: 1.0%
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community (RB)
	5.50%, 11/15/37				847,485

Louisiana: 3.1%
3,250,000	Lakeshore Village Master Community Development District (ST)
	5.25%, 7/1/17				2,521,188

Maryland: 1.3%
2,000,000	Maryland State Economic Development Corp., Chesapeake Bay Area, Series A (RB)
	5.00%, 12/1/31
					1,059,720

Michigan: 4.0%
3,310,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management
	System Project (RB)
	4.625%, 12/1/12				3,308,279

Missouri: 0.5%
570,000	Saint Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
	5.35%, 6/15/32				389,857

Montana: 2.0%
2,000,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB)
	7.00%, 12/31/19				1,663,520

Nebraska: 5.9%
3,500,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB)
	5.00%, 12/1/15				3,564,295
2,000,000	Nebraska Educational Finance Authority, Concordia University Project (RB)
	5.00%, 10/1/37				1,270,060
					4,834,355

New Jersey: 2.5%
2,600,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB)
	6.625%, 1/1/37				2,002,650

New York: 0.9%
1,000,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home,
	Amsterdam at Harborside, Series A (RB)
	6.70%, 1/1/43				768,720

Ohio: 2.8%
2,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
	5.75%, 6/1/34				1,282,420
1,760,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
	5.875%, 6/1/47				1,010,486
					2,292,906

Oklahoma: 2.0%
2,000,000	Tulsa, Oklahoma Municipal Airport Trust, Series A (RB)
	7.75%, 6/1/35				1,630,780

Pennsylvania: 9.4%
4,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System,
	West Pennsylvania, Series A (RB)
	5.00%, 11/15/28				2,506,000
2,500,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.125%, 12/1/15				2,151,550
600,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant
	Energy Seward LLC, Series 2001A (RB)
	6.75%, 12/1/36				563,100
2,000,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant
	Energy Seward LLC, Series 2003A (RB)
	6.75%, 12/1/36				1,877,000
675,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant
	Energy Seward LLC, Series B (RB)
	6.75%, 12/1/36				633,488
					7,731,138

Puerto Rico: 8.0%
3,330,000	Puerto Rico Commonwealth Public Improvement, Series A (RB)
	5.50%, 7/1/19				3,317,246
3,185,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series A (GO) (NATL)
	5.75%, 8/1/27				3,235,036
					6,552,282

South Carolina: 2.2%
2,800,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement,
	Hampton Regional Medical Center Project (RB)
	5.25%, 11/1/36				1,835,708

South Dakota: 3.9%
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
	5.00%, 11/15/21				1,157,820
3,100,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
	5.00%, 11/15/33				2,045,256
					3,203,076

Texas: 12.6%
2,655,000	Alliance Airport Authority, Texas Special Facilities, American Airlines (RB)
	7.00%, 12/1/11				1,714,041
2,750,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XCLA)
	5.25%, 1/1/24				2,220,845
350,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project, Series 2008 (RB)
	5.00%, 8/15/16				317,748
3,435,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project, Series 2008 (RB)
	5.00%, 8/15/22				2,802,994
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
	6.375%, 11/1/36				1,400,000
2,600,000	Texas State Public Finance Authority Charter School Finance Corp.,
	Cosmos Foundation, Series A (RB)
	5.375%, 2/15/37				1,867,398
					10,323,026

Virginia: 2.0%
3,000,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	5.00%, 6/1/47				1,629,900

Wisconsin: 3.6%
3,500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB)
	5.125%, 8/15/33				2,559,095
500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Healthcare, Series B (RB)
	5.125%, 8/15/30				373,615
					2,932,710

Total Municipal Bonds:
(Cost: $74,833,906)					80,066,709

Number
of Shares
MONEY MARKET FUND: 0.5%
(Cost: $420,091)
420,091	Dreyfus Tax Exempt Cash Management Fund - Class B Shares				420,091

Total Investments: 98.3%
(Cost: $75,253,997)					80,486,800
Other assets less liabilities: 1.7%					1,420,685
NET ASSETS: 100.0%					$81,907,485

			% of
Summary of Investments By Sector			Investments		Value
Airport			4.1%		$ 3,344,821
Development			19.6		15,741,755
Education			4.5		3,602,160
Facilities			2.8		2,241,045
General Obligation			4.1		3,317,246
Higher Education			4.9		3,935,911
Medical			14.8		11,939,170
Nursing Homes			13.9		11,169,531
Pollution			7.9		6,381,867
Power			2.1		1,663,520
Tobacco Settlement			9.9		7,961,058
Transportation			2.5		2,002,650
Utilities			4.4		3,564,295
Water			4.0		3,201,680
Money Market			0.5		420,091
Total Assets			100.0%		$ 80,486,800

The aggregate cost of investments owned for Federal income tax purposes is $75,022,710 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 6,484,001
Gross Unrealized Depreciation					(1,019,911)
Net Unrealized Appreciation					$ 5,464,090

ACA - Credit Agricole SA
GO - General Obligation
NATL - National Public Finance Guarantee Corp.
RB - Revenue Bond
SA - Special Assessment
ST - Special Tax
XCLA - Syncora Guarantee Inc.

The summary of inputs used to value each Fund’s net assets as of July 31, 2009, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Municipal Bonds:
Arizona	$ -	$1,036,920	$ -	$ 1,036,920
California	-	8,193,413	-	8,193,413
Colorado	-	1,117,185	-	1,117,185
Florida	-	4,759,576	-	4,759,576
Guam	-	1,694,800	-	1,694,800
Illinois	-	7,737,515	-	7,737,515
Iowa	-	847,485	-	847,485
Louisiana	-	2,521,188	-	2,521,188
Maryland	-	1,059,720	-	1,059,720
Michigan	-	3,308,279	-	3,308,279
Missouri	-	389,857	-	389,857
Montana	-	1,663,520	-	1,663,520
Nebraska	-	4,834,355	-	4,834,355
New Jersey	-	2,002,650	-	2,002,650
New York	-	768,720	-	768,720
Ohio	-	2,292,906	-	2,292,906
Oklahoma	-	1,630,780	-	1,630,780
Pennsylvania	-	7,731,138	-	7,731,138
Puerto Rico	-	6,552,282	-	6,552,282
South Carolina	-	1,835,708	-	1,835,708
South Dakota	-	3,203,076	-	3,203,076
Texas	-	8,923,026	1,400,000	10,323,026
Virginia	-	1,629,900	-	1,629,900
Wisconsin	-	2,932,710	-	2,932,710

Money Market Fund:	420,091	-	-	420,091

Total	$ 420,091	$ 78,666,709	$ 1,400,000	$ 80,486,800

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions during the period ended July 31, 2009:

Balance as of 4/30/09		$ -
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		(450,688)
Net purchases (sales)		-
Transfers in and/or out of Level 3		1,850,688
Balance as of 7/31/09		$ 1,400,000

See Note to Schedules of Investments

Market Vectors–Intermediate Municipal Index ETF
Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount				Value
MUNICIPAL BONDS: 98.3%
Arizona: 2.5%
$250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 1/1/20			$ 259,523
250,000	Arizona State Transportation Board, Series A (RB)
	5.00%, 7/1/20			267,225
250,000	Arizona Water Infrastructure Finance Authority, Series A (RB)
	5.00%, 10/1/20			283,125
250,000	Phoenix, Arizona, Civic Improvement Corp., Light Rail Project (RB) (AMBAC)
	5.00%, 7/1/17			269,095
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL)
	5.00%, 7/1/22			267,492
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB)
	5.50%, 7/1/21			282,450
				1,628,910

California: 10.4%
500,000	Bay Area Infrastructure Financing Authority (RB) (NATL) (FGIC)
	5.00%, 8/1/17			487,845
500,000	Bay Area Toll Authority, Series F (RB)
	5.00%, 4/1/20			531,340
250,000	California State (GO)
	5.00%, 11/1/15			275,255
500,000	California State Public Works Board, Series A (RB)
	5.50%, 6/1/20			504,165
250,000	Coast Community College District, California Election 2002-Series B (GO) (FSA)
	5.00%, 8/1/23			261,080
250,000	La Quinta, California Financing Authority, Series A (TA) (AMBAC)
	5.25%, 9/1/24			242,150
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB)
	5.00%, 8/15/17			263,680
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB)
	5.125%, 8/15/22			251,163
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC)
	5.00%, 7/1/20			269,073
250,000	Los Angeles Unified School District, Series A-1 (GO) (FSA)
	4.50%, 7/1/22			247,338
250,000	Los Angeles Unified School District, Series B (GO) (FGIC)
	4.75%, 7/1/20			255,600
500,000	Los Angeles Unified School District, Series E (GO) (AMBAC)
	5.00%, 7/1/24			507,380
250,000	Los Angeles Unified School District, Series H (GO) (FSA)
	5.00%, 7/1/23			258,060
250,000	San Diego, California Community College District (GO) (FSA)
	5.00%, 8/1/25			262,415
500,000	San Diego, California Community College District Election of 2002 (GO) (FSA)
	5.00%, 5/1/25			518,630
250,000	San Diego, California Community College District Election of 2006 (GO) (FSA)
	5.00%, 8/1/22			267,657
500,000	San Diego, California Community College District Election of 2006 (GO) (FSA)
	5.00%, 8/1/24			528,295
250,000	San Francisco, California City & County Laguna Honda Hospital,
	Series A (GO) (AMBAC)
	5.00%, 6/15/17			268,622
250,000	San Jose, California Redevelopment Agency, Series D (TA) (AMBAC)
	5.00%, 8/1/19			237,140
250,000	University of California Limited Project, Series A (RB) (NATL)
	5.00%, 5/15/24			256,377
				6,693,265

Conneticut: 2.1%
250,000	Bridgeport, Connecticut Crossover, Series C (GO) (NATL)
	5.50%, 8/15/19			259,960
1,000,000	Connecticut State, Series E (GO)
	5.00%, 12/15/20			1,105,440
				1,365,400

District of Columbia: 0.7%
250,000	District of Columbia, Series A (GO) (FSA)
	5.00%, 6/1/23			255,938
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC)
	4.50%, 10/1/23			221,420
				477,358

Florida: 8.5%
250,000	Citizens Property Insurance Corp. Florida, Senior Secured High Account A-1 (RB)
	5.50%, 6/1/17			248,413
250,000	Collier County, Florida School Board (CP) (FSA)
	5.00%, 2/15/23			250,273
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO)
	5.00, 7/1/22			233,170
500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL)
	5.00, 7/1/22			504,040
250,000	Miami-Dade County, Florida Educational Facilities Series B (RB) (AMBAC)
	5.25%, 4/1/22			256,738
500,000	Miami-Dade County, Florida School Board Series A (CP) (AMBAC)
	5.00%, 8/1/19			504,320
500,000	Miami-Dade County, Florida School Board Series B (CP) (AGO)
	5.25%, 5/1/21			521,305
500,000	Miami-Dade County, Florida Public Facilities Jackson Health System,
	Series B (RB) (NATL)
	5.00%, 6/1/17			505,500
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition,
	Series A (RB) (AMBAC)
	5.00%, 4/1/24			252,838
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC)
	5.00%, 10/1/20			253,552
250,000	Palm Beach County, Florida School Board, Series A (CP) (FSA)
	5.00%, 8/1/22			261,705
250,000	Polk County, Florida School District (RB) (FSA)
	5.00%, 10/1/17			271,587
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL)
	5.25%, 9/1/21			257,432
500,000	Tampa, Florida Sports Authority (RB) (FSA)
	5.00%, 1/1/26			507,305
750,000	Volusia County, Florida Educational Facilities Authority, Embry-Riddle Aeronautical University, Inc. (RB)
	5.00%, 10/15/25			643,657
				5,471,835

Georgia: 1.7%
250,000	Douglas County School District, Georgia (GO) (FSA) (SAW)
	5.00%, 4/1/23			270,445
500,000	Georgia State, Series B (GO)
	5.00%, 1/1/20			574,340
250,000	Georgia State, Series C (GO)
	5.00%, 7/1/20			281,950
				1,126,735

Hawaii: 1.2%
500,000	Hawaii State, Series DD (GO) (NATL)
	5.00%, 5/1/21			532,690
250,000	Honolulu, Hawaii City and County, Series A (GO) (NATL)
	5.25%, 3/1/25			261,740
				794,430

Illinois: 6.5%
250,000	Chicago O'Hare International Airport, 3rd Lien, Series A (RB) (AMBAC)
	5.00%, 1/1/20			253,405
250,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (NATL)
	5.25%, 1/1/16			267,643
500,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (FSA)
	5.00%, 1/1/19			517,805
500,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (FSA)
	5.00%, 1/1/20			513,990
250,000	Chicago, Illinois, Modern School Across Chicago Program, Series B (GO) (AMBAC)
	5.00%, 12/1/20			265,883
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (FSA)
	5.00%, 1/1/23			260,408
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (FSA)
	5.00%, 1/1/24			516,285
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (FSA)
	5.00%, 1/1/25			256,040
250,000	Chicago, Illinois Project & Refunding, Series C (GO)
	5.00%, 1/1/23			263,410
250,000	Chicago, Illinois Transportation Authority, Section 4309 (RB) (AGO)
	5.00%, 6/1/16			274,003
250,000	Chicago, Illinois Transportation Authority, Section 5307-A (RB) (AGO)
	5.25%, 6/1/23			263,513
250,000	Chicago, Illinois Transportation Authority, Capital Grant Receipts (RB) (AMBAC)
	5.00%, 6/1/17			268,345
250,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (FSA)
	5.00%, 1/1/22			263,558
				4,184,288

Indiana: 4.1%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB)
	5.00%, 8/1/24			188,395
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (NATL) (FGIC)
	5.00%, 12/1/23			755,078
250,000	Indiana State Finance Authority Revolving Fund Program, Series A (RB)
	5.25%, 2/1/17			292,593
500,000	Indiana State Finance Authority Revolving Fund Program, Series B (RB)
	5.00%, 2/1/19			561,280
250,000	Indiana Transportation Finance Authority, Series A (RB) (FGIC)
	5.25%, 6/1/29			290,038
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Waterworks Project (RB) (NATL)
	5.50%, 1/1/21			538,185
				2,625,569

Kentucky: 2.1%
250,000	Kentucky State Property & Buildings Commission, Project No. 84 (RB) (NATL)
	5.00%, 8/1/18			275,665
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (FSA)
	5.00%, 11/1/25			258,583
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB)
	5.75%, 11/1/19			288,300
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO)
	5.25%, 2/1/24			534,275
				1,356,823

Louisiana: 0.4%
250,000	State of Louisiana, Series B (GO) (CIFG)
	5.00%, 7/15/17			274,390

Maryland: 0.9%
250,000	Maryland State Department of Transportation Second Issue (RB)
	5.00%, 9/1/22			278,105
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO)
	5.00%, 5/1/20			281,715
				559,820

Massachusetts: 1.5%
250,000	Massachusetts State Health & Education Facilities Authority,
	Boston Medical Center, Series B (RB)
	4.75%, 7/1/23			214,408
500,000	Massachusetts State Health & Education Facilities Authority,
	Lahey Clinic Medical Center, Series C (RB) (NATL) (FGIC)
	5.00%, 8/15/23			483,355
250,000	Massachusetts State Water Pollution Abatement, Series A (RB)
	5.25%, 8/1/15			293,945
				991,708

Michigan: 3.3%
245,000	Dearborn, Michigan School District (GO) (NATL) (FGIC) (SBLF)
	5.00%, 5/1/17			257,324
250,000	Detroit City School District, Series A (GO) (FSA) (SBLF)
	5.00%, 5/1/22			241,680
250,000	Detroit City School District, Series A (GO) (FSA) (SBLF)
	5.00%, 5/1/23			239,535
250,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB)
	5.00%, 10/1/15			283,765
250,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB)
	5.00%, 10/1/18			272,328
250,000	Michigan State Building Authority, Series 1A (RB) (NATL) (FGIC)
	4.52%, 10/15/18 (A)			145,232
250,000	Michigan State Building Authority, Series 1A (RB) (NATL) (FGIC)
	4.61%, 10/15/19 (A)			131,587
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO)
	5.25%, 10/15/21			541,655
				2,113,106

Missouri: 2.4%
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports
	Complex (RB) (AMBAC)
	5.00%, 12/1/22			513,535
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB) (NATL) (FGIC)
	5.00%, 4/15/18			280,678
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL)
	5.00%, 1/1/24			467,265
250,000	Missouri State Highways and Transportation Commission, Senior Lien (RB)
	5.00%, 2/1/20			278,697
				1,540,175

Nevada: 2.7%
250,000	Clark County School District, Series A (GO)
	5.00%, 6/15/17			267,058
250,000	Clark County School District, Series B (GO)
	5.00%, 6/15/24			247,915
500,000	Clark County School District, Series B (GO)
	5.00%, 6/15/26			487,735
250,000	Clark County School District, Series C (GO) (FSA)
	5.00%, 6/15/20			256,555
500,000	Clark County School District, Series C (GO) (FSA)
	5.00%, 6/15/21			510,340
				1,769,603

New Jersey: 4.1%
500,000	Casino Reinvestment Development Authority, Series A (RB) (NATL)
	5.25%, 6/1/17			518,470
500,000	New Jersey State Educational Facilities Authority, Kean University,
	Series A (RB)
	5.00%, 9/1/24			506,700
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.25%, 12/15/20			545,605
250,000	New Jersey State Turnpike Authority, Series A (RB) (FSA)
	5.00%, 1/1/20			268,570
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FSA)
	4.25%, 12/15/22			242,540
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (NATL) (FGIC)
	5.75%, 6/15/25			274,097
250,000	New Jersey Transportation Trust Fund Authority, Series B (RB) (NATL)
	5.50%, 12/15/19			277,507
				2,633,489

New Mexico: 0.4%
250,000	New Mexico Finance Authority, Series A (RB) (NATL)
	5.25%, 6/15/19			273,482

New York: 16.4%
250,000	Erie County New York Individual Development Agency School Facilities,
	City School District of Buffalo, Series A (RB) (FSA)
	5.75%, 5/1/20			276,750
250,000	Erie County New York Individual Development Agency School Facilities,
	City School District of Buffalo, Series A (RB) (FSA)
	5.75%, 5/1/22			274,058
250,000	Liberty New York Development Corp., Goldman Sachs Headquarters (RB)
	5.00%, 10/1/15			255,428
400,000	Long Island Power Authority, Series A (RB) (NATL) (FGIC)
	5.00%, 12/1/23			402,036
500,000	Long Island Power Authority, Electric System, Series E (RB) (NATL) (FGIC)
	5.00%, 12/1/17			532,420
500,000	New York City, Fiscal 2008 Series A-1 (GO)
	5.00%, 8/1/17			551,875
250,000	New York City, Series C (GO)
	5.00%, 8/1/24			256,365
250,000	New York City, Series D-1 (GO)
	5.125%, 12/1/22			263,750
500,000	New York City, Series E (GO) (FSA)
	5.00%, 11/1/18			530,425
500,000	New York City, Series G (GO)
	5.00%, 8/1/20			530,740
250,000	New York City, Series I-1 (GO)
	5.00%, 4/1/19			265,820
250,000	New York City, Sub Series F-1 (GO) (XLCA)
	5.00%, 9/1/22			258,852
500,000	New York City, Sub Series J-1 (GO)
	5.00%, 6/1/18			538,535
1,000,000	New York City, Sub Series L-1 (GO)
	5.00%, 4/1/23			1,036,910
250,000	New York City Municipal Water Finance Authority, Water and Sewer System,
	Fiscal Year 2009 Series A (RB)
	5.625%, 6/15/24			281,040
1,000,000	New York City Transitional Finance, Series S-1 (RB) (NATL) (FGIC) (SAW)
	5.00%, 7/15/19			1,057,870
250,000	New York City Transitional Finance Authority, Building Aid, Fiscal 2007,
	Series S-1 (RB) (NATL) (FGIC) (SAW)
	5.00%, 7/15/24			253,872
250,000	New York State Dormitory Authority Non State Supported Debt School
	District Financing Program, Series A (RB) (FSA)
	5.25%, 10/1/17			287,877
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 3/15/21			542,545
250,000	New York State Dormitory Authority, State Personal Income Tax,
	Series F (RB) (AMBAC)
	5.00%, 3/15/25			259,135
250,000	New York State Environmental Facilities Corp., State Clean Water, New York City
	Municipal Water Finance Authority Projects, Series A (RB)
	4.75%, 6/15/26			258,562
250,000	New York State Thruway Authority, Second General
	Highway & Bridges Trust Fund, Series A (RB) (NATL) (FGIC)
	5.00%, 4/1/17			275,245
250,000	New York State Thruway Authority, Second General Highway & Bridges
	Trust Fund, Series A (RB) (AMBAC)
	5.00%, 4/1/24			263,422
250,000	New York State Thruway Authority, Second General
	Highway & Bridges Trust Fund, Series B (RB) (AMBAC)
	5.00%, 4/1/18			270,737
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB)
	Transportation, Series A (RB)
	5.25%, 3/15/24			543,205
250,000	New York State Urban Development Corp. (RB) (AMBAC)
	5.50%, 3/15/17			289,657
				10,557,131

Ohio: 1.7%
250,000	Colombus, Ohio City School District (GO) (FSA)
	4.75%, 12/1/25			261,625
250,000	Ohio State Major New State Infrastructure Project, Series 2008-1 (RB)
	6.00%, 6/15/17			301,000
500,000	Ohio State Water Development Authority Pollution Control (RB)
	4.50%, 12/1/20			525,840
				1,088,465

Oklahoma: 0.4%
250,000	Grand River Dam Authority, Series A (RB) (BHAC)
	5.00%, 6/1/22			271,515

Oregon: 2.0%
250,000	Port Portland, Oregon International Airport, Series 19 (RB)
	5.25%, 7/1/26			266,835
675,000	Portland, Oregon Sewer System, Series B (RB) (FSA)
	5.00%, 6/15/23			724,390
250,000	Washington, Yawmill and Multnomah Counties, Oregon, Hillsboro School District No. 1J
	District (GO) (NATL) (FGIC)
	5.25%, 6/15/17			292,172
				1,283,397

Pennsylvania: 4.5%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (FSA)
	5.00%, 1/1/19			509,250
500,000	Allegheny County, Pennsylvania Hospital Development Authority,
	University of Pittsburgh Medical Center, Series B (RB)
	5.00%, 6/15/16			524,210
250,000	Easton, Pennsylvania Area School District (GO) (FSA) (SAW)
	7.50%, 4/1/21			303,108
250,000	Pennsylvania Economic Development Financing Authority, Health System,
	Albert Einstein Healthcare, Series A (RB)
	6.25%, 10/15/23			250,532
500,000	Pennsylvania State, Second Series (GO)
	5.00%, 1/1/22			540,305
250,000	Pennsylvania State Turnpike Commission Registration Fee, Series A (RB) (FSA)
	5.25%, 7/15/22			277,055
500,000	Philadelphia, Pennsylvania Water and Wastewater, Series A (RB) (AMBAC)
	4.50%, 8/1/25			473,140
				2,877,600

Puerto Rico: 0.8%
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (FSA)
	5.00%, 8/1/22			252,962
300,000	Puerto Rico Municipal Finance Agency, Series A (GO)
	5.25%, 8/1/23			274,773
				527,735

South Carolina: 1.6%
250,000	Greenville County, South Carolina School District (RB) (AGO)
	5.00%, 12/1/25			261,038
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL)
	5.00%, 1/1/22			265,300
500,000	South Carolina Transportation Infrastructure, Series A (RB) (AMBAC)
	5.25%, 10/1/23			515,660
				1,041,998

Tennessee: 1.5%
250,000	Metropolitan Government of Nashville & Davidson County, Series C (GO)
	5.00%, 2/1/21			267,290
500,000	Tennessee Energy Acquisition Corp., Series A (RB)
	5.25%, 9/1/17			490,325
250,000	Tennessee Energy Acquisition Corp., Series A (RB)
	5.25%, 9/1/23			227,615
				985,230

Texas: 6.6%
250,000	Cypress-Fairbanks, Texas Independent School District (GO) (PSF-GTD)
	5.00%, 2/15/23			266,900
250,000	Houston, Texas Independent School District (GO) (PSF-GTD)
	5.00%, 2/15/23			270,498
250,000	Houston, Texas Independent School District, Series A (GO) (PSF-GTD)
	5.00%, 2/15/19			272,633
250,000	Houston, Texas Public Improvement Refunding, Series E (GO) (AMBAC)
	5.00%, 3/1/21			264,545
250,000	Houston, Texas Utility System First Lien, Series A (RB) (NATL)
	5.25%, 5/15/18			288,113
250,000	Leander Independent School District (GO) (PSF-GTD)
	4.85%, 8/15/23 (A)			126,773
500,000	North East Independent School District (GO) (PSF-GTD)
	5.00%, 2/1/20			540,485
250,000	North East Independent School District, Series A (GO) (PSF-GTD)
	5.00%, 8/1/18			282,630
250,000	North Texas Thruway Authority, First Tier, Series A (NATL)
	6.00%, 1/1/19			287,887
250,000	Tarrant County, Texas Cultural Educational Facilities Finance Corp.,
	Texas Health Resources (RB)
	5.00%, 2/15/26			242,072
250,000	Texas State University System Financing (RB)
	5.25%, 3/15/24			268,792
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	5.00%, 4/1/22			270,617
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series 2006-A (RB)
	5.00%, 4/1/19			275,512
250,000	University of Texas, Series 2006-D (RB)
	5.00%, 8/15/21			273,415
250,000	University of Texas, Series A (RB)
	5.25%, 8/15/18			294,627
				4,225,499

Utah: 0.2%
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL)
	5.54%, 6/15/21 (A)			128,942

Virginia: 0.8%
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB)
	5.00%, 10/1/18			287,290
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB)
	5.00%, 8/1/24			218,056
				505,346

Washington: 5.1%
525,000	Energy Northwest, Washington Electric Revenue Refunding,
	Columbia State, Series A (RB)
	5.00%, 7/1/22			556,385
250,000	King County School District No. 411, Issaquah (GO) (FSA) (SBG)
	5.00% 12/1/19			277,080
500,000	Pierce County, Washington School District, Series A (GO) (FSA) (SBG)
	5.00%, 12/1/17			552,930
250,000	Port Seattle, Washington, Series A (RB) (AMBAC)
	5.00%, 10/1/18			275,207
250,000	Port Tacoma, Washington, Series A (RB) (AMBAC)
	5.25%, 12/1/21			263,852
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (FSA)
	5.00%, 7/1/21			541,490
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (FSA)
	5.00%, 7/1/24			531,755
250,000	Washington State, Various Purpose, Series C (GO)
	5.00%, 2/1/17			286,925
				3,285,624

Wisconsin: 1.2%
250,000	Wisconsin, Series 2 (GO)
	5.00%, 5/1/23			268,270
250,000	Wisconsin State Health and Educational Facilities Authority, Wheaton
	Franciscan Health Care System (RB)
	5.25%, 8/15/17			235,002
250,000	Wisconsin State Transportation, Series A (RB) (FSA)
	5.25%, 7/1/16			290,425
				793,697

Total Municipal Bonds
(Cost: $62,673,830)				63,452,565

Number
of Shares
MONEY MARKET FUND: 0.6%
(Cost: $355,083)
355,083	Dreyfus Tax Exempt Cash Management Fund - Class B Shares			355,083

Total Investments: 98.9%
(Cost: $63,028,913)				63,807,648
Other assets less liabilities: 1.1%				711,231
NET ASSETS: 100.0%				$64,518,879

			% of
Summary of Investments By Sector			Investments	Value
Airport			3.6%	$ 2,328,928
Bond Bank			0.8	538,185
Development			1.3	828,699
Education			1.7	1,083,433
Facilities			2.0	1,249,416
General			19.3	12,301,848
General Obligation			23.9	15,233,730
Higher Education			4.4	2,788,183
Medical			5.3	3,407,162
Power			3.9	2,494,921
School District			11.7	7,493,799
Transportation			13.6	8,651,089
Utilities			0.4	269,073
Water			7.5	4,784,099
Money Market			0.6	355,083
			100.0%	$ 63,807,648

The aggregate cost of investments owned for Federal income tax purposes is $63,024,393 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation				$ 1,191,075
Gross Unrealized Depreciation				(407,820)
Net Unrealized Appreciation				$ 783,255

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
AGO - Assured Guaranty Ltd.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC Ixis Financial Guaranty
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GO - General Obligation
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Permanent School Fund - Guaranteed
RB - Revenue Bond
SAW - State Aid Withholding
SBG - School Board Guaranteed
SBLF - School Board Loan Fund
TA - Tax Allocation
XLCA - Syncora Guarantee Inc.

The summary of inputs used to value each Fund’s net assets as of July 31, 2009, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Municipal Bonds:
Arizona	$ -	$ 1,628,910	$ -	$ 1,628,910
California	-	6,693,265	-	6,693,265
Connecticut	-	1,365,400	-	1,365,400
District of Columbia	-	477,358	-	477,358
Florida	-	5,471,835	-	5,471,835
Georgia	-	1,126,735	-	1,126,735
Hawaii	-	794,430	-	794,430
Illinois	-	4,184,288	-	4,184,288
Indiana	-	2,625,569	-	2,625,569
Kentucky	-	1,356,823	-	1,356,823
Louisiana	-	274,390	-	274,390
Maryland	-	559,820	-	559,820
Massachusetts	-	991,708	-	991,708
Michigan	-	2,113,106	-	2,113,106
Missouri	-	1,540,175	-	1,540,175
Nevada	-	1,769,603	-	1,769,603
New Jersey	-	2,633,489	-	2,633,489
New Mexico	-	273,482	-	273,482
New York	-	10,557,131	-	10,557,131
Ohio	-	1,088,465	-	1,088,465
Oklahoma	-	271,515	-	271,515
Oregon	-	1,283,397	-	1,283,397
Pennsylvania	-	2,877,600	-	2,877,600
Puerto Rico	-	527,735	-	527,735
South Carolina	-	1,041,998	-	1,041,998
Tennessee	-	985,230	-	985,230
Texas	-	4,225,499	-	4,225,499
Utah	-	128,942	-	128,942
Virginia	-	505,346	-	505,346
Washington	-	3,285,624	-	3,285,624
Wisconsin	-	793,697	-	793,697

Money Market Fund:	355,083	-	-	355,083

Total	$ 355,083	$ 63,452,565	$ -	$ 63,807,648

See Note to Schedules of Investments

Market Vectors – Long Municipal Index ETF
Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount				Value
MUNICIPAL BONDS: 98.0%
Alaska: 0.8%
$250,000	Alaska State Housing Corp. General Housing, Series A (RB) (FGIC)
	5.25%, 12/1/34			$ 250,210

Arizona: 2.2%
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 1/1/38			233,708
250,000	Mesa, Arizona Utility System Second, Series (RB) (NATL) (FGIC)
	4.50%, 7/1/28			250,815
250,000	Salt Verde Financial Corp. (RB)
	5.00%, 12/1/32			194,745
				679,268

California: 27.0%
250,000	Alameda, California Corridor Transportation Authority, Series A (RB) (AMBAC)
	6.30% , 10/1/30 (A)			57,695
1,000,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL)
	4.50%, 10/1/32			861,890
1,000,000	Anaheim, California Public Financing Authority, Lease Revenue, Project A-1 (RB) (NATL) (FGIC)
	5.00%, 9/1/34			878,900
250,000	Bay Area Toll Authority, Series F (RB)
	5.00%, 4/1/31			250,685
500,000	California Health Facilities Financing Authority (RB)
	5.00%, 4/1/37			431,140
250,000	California State (GO)
	4.875%, 12/1/33			223,988
250,000	California State Public Works Board (RB)
	5.00%, 11/1/29			239,243
1,000,000	California Statewide Community Development Authority - Children's Hospital L.A. (RB)
	5.00%, 8/15/47			686,910
500,000	California Statewide Community Development Authority - Health Facilities (RB)
	5.00%, 3/1/30			434,550
300,000	Chabot-Los Positas, California Community College (GO) (AMBAC)
	5.00%, 8/1/29			301,227
250,000	Clovis, California University School District, Election 2004, Series A (GO) (NATL) (FGIC)
	5.80% , 8/1/26 (A)			89,118
500,000	Desert Community College District, Election of 2004, Series C (GO) (FSA)
	5.00%, 8/1/37			472,670
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP)
	5.00%, 7/1/33			239,235
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO)
	5.79%, 8/1/30 (A)			69,738
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (NATL) (FGIC)
	5.00%, 8/1/32			238,503
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO)
	5.00%, 8/1/33			235,998
250,000	Los Angeles, California Department of Water & Power System, Sub-Series A-1 (GO) (FSA)
	5.00%, 7/1/35			245,358
250,000	Los Angeles, California Unified School District, Series A (GO) (NATL)
	4.50%, 1/1/28			226,493
250,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC)
	5.00%, 7/1/30			243,970
250,000	Sacramento, California Sanitation District Financing Authority (RB) (NATL) (FGIC)
	5.00%, 12/1/36			238,872
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL)
	5.00%, 7/1/34			243,050
270,000	San Mateo County, California Transportation, Series A (RB) (NATL)
	4.75%, 6/1/34			249,377
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL)
	5.00%, 6/1/37			245,195
250,000	Stockton, California Public Financing Authority, Series A (RB) (R)
	5.25%, 9/1/31			192,405
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL)
	5.00%, 8/1/28			251,412
250,000	West Valley Mission Community College District, Election 2004-A (GO) (FSA)
	5.00%, 8/1/30			250,145
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (FSA)
	6.38%, 9/1/28 (A)			73,170
				8,170,937

Colorado: 0.8%
250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (NATL) (FHA)
	5.00%, 2/1/31			230,128

Connecticut: 0.7%
250,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University,
	Series I (RB) (NATL)
	4.375%, 7/1/28			223,838

Florida: 5.5%
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB)
	5.00%, 10/1/30			249,660
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO)
	5.00%, 7/1/38			249,230
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC)
	5.00%, 7/1/39			223,955
250,000	Miami-Dade County, Florida School Board, Series A (CP) (NATL) (FGIC)
	5.00%, 5/1/32			226,405
250,000	Palm Beach County, Florida Public Improvement (RB)
	5.00%, 5/1/33			245,885
250,000	University of Central Florida Convocation Corp., Series A (CP) (NATL) (FGIC)
	5.00%, 10/1/35			212,992
250,000	University of Northern Florida Financing Corp. (RB) (FGIC)
	5.00%, 11/1/32			244,600
				1,652,727

Georgia: 2.4%
500,000	Atlanta, Georgia Water & Wastewater System (RB) (FSA)
	5.00%, 11/1/43			477,135
250,000	Augusta, Georgia Water & Sewer Revenue (RB) (FSA)
	5.25%, 10/1/39			253,245
				730,380

Illinois: 0.8%
250,000	Illinois Finance Authority, OSF Health Care System, Series A (RB)
	5.75%, 11/15/37			227,533

Indiana: 1.6%
250,000	Carmel Industrial Redevelopment Authority (RB)
	5.00%, 2/1/29			254,993
250,000	Indiana Health & Educational Facility Financing Authority, Senior Series 2006B-5 (RB)
	5.00%, 11/15/36			237,468
				492,461

Kansas: 1.6%
250,000	Burlington, Kansas Pollution Control, Project A (RB) (NATL)
	5.30%, 6/1/31			249,980
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health
	System/Sunbelt Obligated Group, Series C (RB)
	5.75%, 11/15/34			252,488
				502,468

Kentucky: 1.7%
250,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Series B (RB)
	5.00%, 10/1/27			259,305
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital &
	Saint Mary's Health Care (RB)
	6.125%, 2/1/37			250,460
				509,765

Louisiana: 0.8%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (NATL) (FGIC)
	5.375%, 6/1/32			247,225

Maryland: 1.7%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins
	University, Series A (RB)
	5.25%, 7/1/38			515,395

Massachusetts: 2.4%
250,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 7/1/30			263,328
500,000	Massachusetts State College Building Authority, Series A (RB) (AMBAC)
	5.00%, 5/1/41			464,745
				728,073

Michigan: 2.3%
250,000	Detroit, Michigan Water Supply System, Senior Lien, Series C (RB) (FSA)
	5.00%, 7/1/33			232,530
250,000	Michigan State Building Authority (RB) (NATL) (FGIC)
	5.15%, 10/15/28 (A)			65,173
225,000	Michigan State Building Authority, Series I (RB) (AMBAC)
	5.00%, 10/15/33			201,823
250,000	Michigan State Hospital Financing Authority, Henry Ford Health System, Series A (RB)
	5.25%, 11/15/46			188,553
				688,079

Missouri: 0.8%
250,000	Missouri State Health & Educational Facilities, Series A (RB)
	5.00%, 6/1/36			239,803

Nebraska: 1.5%
250,000	Nebraska Public Power District, Series C (RB) (NATL) (FGIC)
	5.00%, 1/1/41			239,310
250,000	Omaha Convention Hotel Corp. (RB) (AMBAC)
	5.00%, 2/1/35			220,547
				459,857

Nevada: 0.7%
250,000	North Las Vegas, Nevada Wastewater Reclamation System (GO) (NATL)
	4.50%, 10/1/36			203,933

New Jersey: 5.9%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC)
	5.00%, 9/1/37			492,560
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO)
	5.50%, 12/15/38			519,990
1,000,000	New Jersey Tobacco Settlement Financing Corp., Series 1A (RB)
	5.00%, 6/1/29			653,220
250,000	New Jersey Tobacco Settlement Financing Corp., Series 1A (RB)
	5.00%, 6/1/41			134,777
				1,800,547

New York: 12.0%
250,000	Liberty New York Development Corp., Goldman Sachs Headquarters (RB)
	5.25%, 10/1/35			236,403
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB)
	5.00%, 11/15/34			246,800
250,000	New York City Fiscal 2009-Subseries F-1 (GO)
	5.50%, 11/15/26			265,848
250,000	New York City Industrial Development Agency - Yankee Stadium (RB) (NATL)
	5.00%, 3/1/36			210,868
250,000	New York City Municipal Water Finance Authority, Series DD (RB)
	5.00%, 6/15/39			246,928
250,000	New York City Refunding, Series G (GO)
	5.00%, 12/1/33			248,590
250,000	New York City Transitional Finance Authority, Series E (RB)
	5.00%, 2/1/33			250,870
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC)
	5.00%, 11/15/44			213,825
250,000	New York Convention Center Development (RB) (AMBAC)
	5.00%, 11/15/35			228,325
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
	5.00%, 3/15/31			505,040
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (NATL) (FGIC)
	5.25%, 7/1/29			237,168
250,000	New York State Dormitory Authority, Non State Supported Debt,
	Hudson Valley Hospital Center (RB) (FSA) (FHA)
	5.00%, 8/15/36			233,845
500,000	New York State Urban Development Corp. (RB) (NATL) (FGIC)
	5.25%, 3/15/34			505,065
				3,629,575

North Carolina: 1.7%
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP)
	5.00%, 6/1/39			246,173
250,000	Charlotte, North Carolina Water & Sewer System, Series A (RB)
	5.00%, 7/1/31			257,638
				503,811

Oklahoma: 0.7%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB)
	5.00%, 2/15/42			211,407

Pennsylvania: 1.5%
250,000	Pennsylvania State Higher Education (RB) (NATL) (FGIC)
	4.50%, 4/1/36			219,555
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO)
	5.00%, 6/1/39			246,172
				465,727

Puerto Rico: 1.7%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A (RB) (AMBAC)
	6.93%, 2/15/41 (A)			17,207
250,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB)
	5.125%, 12/1/27			256,600
250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL)
	5.25%, 7/1/29			242,482
				516,289

Texas: 15.5%
250,000	Alamo, Texas Community College District (GO) (NATL) (FGIC)
	4.50%, 8/15/33			228,378
250,000	Clear Creek, Texas Independent School District, Series A (GO) (PSF-GTD)
	4.375%, 2/15/26			251,375
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB)
	5.25%, 12/1/43			253,848
250,000	Denton, Texas Independent School District, School Building (GO) (PSF-GTD)
	5.00%, 8/15/27			263,855
250,000	El Paso County, Texas Hospital District, Series A (GO) (AGO)
	5.00%, 8/15/28			253,260
500,000	El Paso, Texas Independent School District, School Building (GO) (PSF-GTD)
	5.00%, 8/15/29			521,475
250,000	Fort Bend, Texas Independent School District (GO) (PSF-GTD)
	5.00%, 8/15/27			264,318
500,000	Harris County, Texas Toll Road-Senior Lien, Series A (RB)(NATL)
	5.00%, 8/15/29			506,790
500,000	Houston, Texas Public Improvement Refunding, Series A (GO)
	5.375%, 3/1/38			504,935
250,000	Houston, Texas Combined Utility System, First Lien Series A (RB) (FSA)
	5.00%, 11/15/27			256,803
500,000	North Texas Thruway Authority (RB) (AGO)
	6.69%, 1/1/36 (A)			92,110
500,000	Port Arthur, Texas Independent School District, School Building (GO) (AGO)
	5.25%, 2/15/28			523,785
250,000	Prosper, Texas Independent School District, School Building (GO) (PSF-GTD)
	5.00%, 2/15/41			247,645
250,000	Tarrant Regional Water District (RB) (NATL) (FGIC)
	5.00%, 3/1/27			255,322
250,000	University of Houston, Texas (RB) (FSA)
	5.25%, 2/15/27			262,432
				4,686,331

Virginia: 1.1%
250,000	Harrisonburg, Virginia Industrial Development Authority (RB) (AMBAC)
	4.50%, 8/15/36			176,468
195,000	Virginia College Building Authority, Regent University (RB)
	5.00%, 6/1/36			151,952
				328,420

Washington: 2.6%
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL)
	5.00%, 2/1/29			259,965
500,000	Seattle, Washington Water System Improvement & Refunding (RB)
	5.00%, 2/1/28			523,585
				783,550
Total Municipal Bonds: 98.0%
(Cost: $30,032,098)				29,677,737
Number
of Shares
MONEY MARKET FUND: 0.6%
(Cost: $175,817)
175,817	Dreyfus Tax Exempt Cash Management Fund - Class B Shares			175,817

Total Investments: 98.6%
(Cost: $30,207,915)				29,853,554
Other assets less liabilities: 1.4%				434,904
NET ASSETS: 100.0%				$ 30,288,458

			% of
Summary of Investments By Sector			Investments	Value
Development			3.7%	$ 1,107,311
Education			2.4	725,810
Facilities			16.9	5,036,396
General Obligation			13.4	4,001,201
Higher Education			11.1	3,316,710
Housing			0.8	250,210
Medical			11.9	3,557,190
Multifamily Housing			1.8	523,785
Pollution			0.9	259,965
Power			3.7	1,107,248
School District			7.3	2,181,419
Tobacco Settlement			2.6	787,997
Transportation			10.6	3,161,448
Utilities			2.3	681,487
Water			10.0	2,979,560
Money Market			0.6	175,817
			100.0%	$ 29,853,554

The aggregate cost of investments owned for Federal income tax purposes is $30,198,335 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation				$ 907,306
Gross Unrealized Depreciation				(1,252,087)
Net Unrealized Depreciation				$ (344,781)

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
AGO - Assured Guaranty Ltd.
AMBAC - American Municipal Bond Assurance Corporation
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Association
FSA - Financial Security Assurance Inc.
GO - General Obligation
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Permanent School Fund - Guaranteed
R - Radian Insurance, Inc.
RB - Revenue Bond

The summary of inputs used to value each Fund’s net assets as of July 31, 2009, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Municipal Bonds:
Alaska	$ -	$ 250,210	$ -	$ 250,210
Arizona	-	679,268	-	679,268
California	-	8,170,937	-	8,170,937
Colorado	-	230,128	-	230,128
Connecticut	-	223,838	-	223,838
Florida	-	1,652,727	-	1,652,727
Georgia	-	730,380	-	730,380
Illinois	-	227,533	-	227,533
Indiana	-	492,461	-	492,461
Kansas	-	502,468	-	502,468
Kentucky	-	509,765	-	509,765
Louisiana	-	247,225	-	247,225
Maryland	-	515,395	-	515,395
Massachusetts	-	728,073	-	728,073
Michigan	-	688,079	-	688,079
Missouri	-	239,803	-	239,803
Nebraska	-	459,857	-	459,857
Nevada	-	203,933	-	203,933
New Jersey	-	1,800,547	-	1,800,547
New York	-	3,629,575	-	3,629,575
North Carolina	-	503,811	-	503,811
Oklahoma	-	211,407	-	211,407
Pennsylvania	-	465,727	-	465,727
Puerto Rico	-	516,289	-	516,289
Texas	-	4,686,331	-	4,686,331
Virginia	-	328,420	-	328,420
Washington	-	783,550	-	783,550

Money Market Fund:	175,817	-	-	175,817

Total	$ 175,817	$ 29,677,737	$ -	$ 29,853,554

See Note to Schedules of Investments

Market Vectors – Pre-Refunded Municipal Index ETF
Schedule of Investments
July 31, 2009 (unaudited)

Par
Amount				Value
MUNICIPAL BONDS: 98.4%
Alabama: 3.1%
$500,000	Birmingham, Alabama, Series B (GO) (AMBAC)
	5.00%, 12/1/12			$ 561,865
250,000	Birmingham, Alabama Waterworks & Sewer Board, Series B (RB) (NATL)
	5.00%, 1/1/13			281,963
				843,828

Arizona: 2.1%
500,000	Arizona School Facilities Board, Series A (CP) (NATL)
	5.25%, 3/1/13			566,655

California: 8.7%
350,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AMBAC)
	5.00%, 1/1/28			395,766
250,000	California State (GO)
	5.00%, 11/1/11			274,483
250,000	California State (GO)
	5.125%, 2/1/14			290,143
250,000	California State (GO)
	5.125%, 3/1/11			268,125
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL)
	3.983% , 8/1/19 (A)			248,213
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB)
	3.55%, 1/1/20 (A)			330,450
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC)
	5.00%, 12/1/14			291,805
250,000	University of California, Multiple Purpose Projects, Series Q (RB) (FSA)
	5.00%, 9/1/11			275,417
				2,374,402
Colorado: 1.0%
250,000	Colorado Department of Transportation Revenue (RB)
	5.375%, 6/15/12			283,505

Connecticut: 2.1%
500,000	Connecticut State, Series B (GO)
	5.50%, 6/15/12			563,905

Florida: 3.2%
250,000	Collier County, Florida School Board (CP) (FSA)
	5.375%, 2/15/12			277,830
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC)
	5.50%, 4/1/12			278,985
290,000	South Broward Hospital District, Florida (RB)
	5.625%, 5/1/12			326,349
				883,164

Georgia: 3.0%
250,000	Georgia State Series D (GO)
	5.00%, 11/1/11			273,895
500,000	Georgia State, Series B (GO)
	5.125%, 5/1/12			556,875
				830,770

Hawaii: 2.0%
500,000	Hawaii State Series CX (GO) (FSA)
	5.50%, 2/1/12			557,005

Illinois: 8.4%
265,000	Chicago, Illinois (GO) (NATL)
	5.50%, 1/1/11			285,617
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO)
	5.00%, 12/1/16			589,005
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Series C (GO)
	5.375%, 12/1/12			571,475
250,000	Illinois State (GO) (NATL)
	5.625%, 4/1/10			258,475
500,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (FSA)
	5.00%, 7/1/16			587,130
				2,291,702

Kentucky: 3.1%
500,000	Kentucky State Property & Buildings Commission, No. 69 Series A (RB) (FSA)
	5.25%, 8/1/11			545,480
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (FSA)
	5.00%, 8/1/15			291,518
				836,998

Maryland: 1.0%
250,000	Montgomery County, Maryland, Series A (GO)
	5.00%, 2/1/11			268,797

Massachusetts: 6.1%
650,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 7/1/15			758,491
250,000	Massachusetts State Consolidated Loan, Series C (GO)
	5.00%, 9/1/15			292,837
500,000	Massachusetts State Water Resources Authority, Series A (RB)
	6.50%, 7/15/19			615,640
				1,666,968

Michigan: 3.1%
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (FSA)
	5.00%, 7/1/13			283,475
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL)
	5.25%, 7/1/13			574,760
				858,235

Minnesota: 6.4%
300,000	Minnesota Public Facilities Authority, Water Pollution Control, Series A (RB)
	5.00%, 3/1/12			331,527
500,000	Minnesota State (GO)
	5.50%, 6/1/10			520,740
250,000	University of Minnesota, Series A (RB)
	5.75%, 7/1/11			274,155
250,000	University of Minnesota, Series A (RB)
	5.75%, 7/1/17			306,543
250,000	University of Minnesota, Series A (RB)
	5.75%, 7/1/18			307,325
				1,740,290

Nevada: 5.7%
500,000	Clark County, Nevada Airport, Subordinated Lien Series 1999A (GO) (NATL)
	6.00%, 7/1/10			529,835
500,000	Clark County, Nevada Bond Bank (RB) (NATL)
	5.00%, 12/1/12			565,360
410,000	Clark County, Nevada School District, Series D (GO) (NATL)
	5.00%, 12/15/13			472,414
				1,567,609

New Jersey: 15.4%
250,000	Garden State New Jersey Preservation Trust Open Space & Farmland Preservation, Series A (RB) (FSA)
	5.25%, 11/1/13			289,585
200,000	New Jersey Economic Development Authority, Kapkowski Road Landfill, Series A (RB)
	6.375%, 5/15/14			239,472
585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) (NATL)
	5.00%, 9/1/13			670,322
250,000	New Jersey Health Care Facilities Financing Authority Capital, Health System Obligation Group, Series A (RB)
	5.75%, 7/1/13			287,485
250,000	New Jersey State Transportation Trust Fund Authority, Series 2000-A (RB)
	5.75%, 6/15/10			261,395
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.75%, 6/15/15			603,505
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC)
	5.25%, 6/15/15			589,740
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC)
	5.00%, 6/15/15			697,626
500,000	New Jersey Tobacco Settlement Financing Corp., Asset Backed (RB)
	6.125%, 6/1/12			571,725
				4,210,855

North Carolina: 0.4%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB)
	5.00%, 1/15/15			115,905

Ohio: 5.2%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (FSA)
	5.25%, 12/1/13			580,680
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (FSA)
	5.00%, 12/1/13			575,455
250,000	Cleveland, Ohio Waterworks, Series K (RB) (FGIC)
	5.25%, 1/1/12			275,758
				1,431,893

Oregon: 2.0%
250,000	Deschutes County, Oregon Hospital Facilities Authority, Cascade Health Services Inc. (RB)
	5.40%, 1/1/12			276,648
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB)
	5.125%, 11/15/12			282,822
				559,470

Pennsylvania: 4.1%
500,000	Philadelphia, Pennsylvania School District, Series B (GO) (FGIC) (SAW)
	5.625%, 8/1/12			567,770
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC)
	5.25%, 11/1/12			282,577
250,000	Southcentral Pennsylvania General Authority, Refunding Wellspan Health Obligated (RB)
	5.625%, 5/15/11			273,757
				1,124,104

Rhode Island: 2.1%
500,000	Rhode Island Depositors Economic Protection Corp., Series B (GO) (FGIC) (SAW)
	5.80%, 8/1/12			567,170

Tennessee: 2.1%
500,000	Shelby County, Tennessee Health Educational & Housing Facilities Board, Methodist Health (RB)
	6.50%, 9/1/12			580,350

Texas: 4.0%
500,000	Cypress-Fairbanks, Texas Independent School District (GO) (PSF-GTD)
	5.50%, 2/15/10			513,455
250,000	Dallas, Texas Waterworks & Sewer System (RB)
	5.00%, 10/1/13			286,860
250,000	Harris County, Texas Senior Lien-Toll Road (RB) (FSA)
	5.375%, 8/15/12			282,860
				1,083,175

Utah: 1.0%
250,000	Utah, Series A (GO)
	5.25%, 7/1/12			281,040

Wisconsin: 3.1%
250,000	Wisconsin Health & Education Facilities Authority, Wheaton Franciscan Services, Inc. (RB)
	5.75%, 2/15/12			282,275
500,000	Wisconsin State Transportation, Series 1 (RB) (AMBAC)
	5.75%, 7/1/12			568,460
				850,735

Total Municipal Bonds
(Cost: $26,682,125)				26,938,530
Number
of Shares
MONEY MARKET FUND: 0.5%
(Cost: $149,428)
149,428	Dreyfus Tax Exempt Cash Management Fund - Class B Shares			149,428

Total Investments: 98.9%
(Cost: $26,831,553)				27,087,958
Other assets less liabilities: 1.1%				291,931
NET ASSETS: 100.0%				$ 27,379,889

		% of
Summary of Investments By Sector		Investments		Value
Airport		2.0%		$ 529,835
Development		4.0		1,096,227
Education		2.5		670,322
Facilities		4.1		1,115,983
General Obligation		25.8		6,979,642
Higher Education		4.7		1,279,345
Medical		7.5		2,026,864
School District		14.0		3,802,472
Tobacco Settlement		2.1		571,725
Transportation		20.8		5,641,750
Water		11.9		3,224,365
Money Market		0.6		149,428
		100.0%		$ 27,087,958

The aggregate cost of investments owned for Federal income tax purposes is $26,831,553 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 280,595
Gross Unrealized Depreciation				(24,190)
Net Unrealized Appreciation				$ 256,405

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
(B) Callable Security - the redemption date shown is when the security will be redeemed by the issuer
AMBAC - American Municipal Bond Assurance Corporation
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance Inc.
GO - General Obligation
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Permanent School Fund - Guaranteed
RB - Revenue Bond
SAW -State Aide Withholding

The summary of inputs used to value each Fund’s net assets as of July 31, 2009, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Municipal Bonds:
Alabama	$ -	$ 843,828	$ -	$ 843,828
Arizona	-	566,655	-	566,655
California	-	2,374,402	-	2,374,402
Colorado	-	283,505	-	283,505
Connecticut	-	563,905	-	563,905
Florida	-	883,164	-	883,164
Georgia	-	830,770	-	830,770
Hawaii	-	557,005	-	557,005
Illinois	-	2,291,702	-	2,291,702
Kentucky	-	836,998	-	836,998
Maryland	-	268,797	-	268,797
Massachusetts	-	1,666,968	-	1,666,968
Michigan	-	858,235	-	858,235
Minnesota	-	1,740,290	-	1,740,290
Nevada	-	1,567,609	-	1,567,609
New Jersey	-	4,210,855	-	4,210,855
North Carolina	-	115,905	-	115,905
Ohio	-	1,431,893	-	1,431,893
Oregon	-	559,470	-	559,470
Pennsylvania	-	1,124,104	-	1,124,104
Rhode Island	-	567,170	-	567,170
Tennessee	-	580,350	-	580,350
Texas	-	1,083,175	-	1,083,175
Utah	-	281,040	-	281,040
Wisconsin	-	850,735	-	850,735

Money Market Fund:	149,428	-	-	149,428

Total	$ 149,428	$26,938,530	$ -	$ 27,087,958

See Note to Schedules of Investments

Market Vectors–Short Municipal Index ETF
Schedule of Investments
July 31, 2009 (unaudited)

Principal
Amount				Value
MUNICIPAL BONDS: 98.4%
Alabama: 0.8%
$250,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB)
	5.00%, 12/1/11			$ 271,628

Arizona: 3.4%
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County
	Regional Area Road Fund (RB)
	5.00%, 7/1/14			284,248
305,000	Maricopa County, Arizona Community College District, Series C (GO)
	4.00%,7/1/14			334,411
525,000	Phoenix, Arizona Civic Improvement Corp. (RB) (AMBAC)
	5.00%, 7/1/11			559,282
				1,177,941

California: 9.8%
250,000	Alameda, California Corridor Transportation Authority
	Sub Lien, Series A (RB) (AMBAC)
	5.43%, 10/1/13 (A)			211,630
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA)
	5.00%, 8/1/13			252,448
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA)
	5.00%, 8/1/14			254,398
250,000	California Infrastructure & Economic Development, Workers Compensation
	Relief, Series A (RB) (AMBAC)
	3.50%, 10/1/10			257,543
250,000	California State (GO)
	5.00%, 8/1/14			274,588
250,000	California State Economic Recovery, Series A (GO)
	5.00%, 1/1/11			260,588
250,000	California State Economic Recovery, Series A (GO)
	5.00%, 7/1/11			263,085
250,000	California State Economic Recovery, Series A (GO)
	5.25%, 7/1/13			273,668
250,000	California State Economic Recovery, Series A (GO) (NATL)
	5.25%, 7/1/13			273,668
250,000	California State University Systemwide, Series A (RB) (FSA)
	5.00%, 11/1/13			277,318
250,000	Los Angeles, California Community College District, Election 2001 Series A (GO) (FSA)
	5.25%, 8/1/12			276,915
250,000	Los Angeles, California Metropolitan Transit Authority Sales Tax Refunding,
	2nd Senior Series A (RB) (AGO)
	5.00%, 7/1/12			275,232
250,000	Los Angeles, California Public Works Financing Authority,
	Regional Park & Open Space District, Series A (SA) (NATL)
	5.00%, 10/1/13			282,637
				3,433,718

Colorado: 0.4%
125,000	Colorado State Department of Corrections (CP) (AMBAC)
	5.00%, 3/1/11			132,476

Connecticut: 2.4%
250,000	Connecticut State, Series B (GO)
	5.00%, 5/1/14			285,443
250,000	Connecticut State, Series B (GO)
	5.00%, 5/1/15			287,975
250,000	Connecticut State Special Tax Obligation, Transportation
	Infrastructure Series A (ST) (NATL)
	5.00%, 7/1/14			279,048
				852,466

Delaware: 1.6%
500,000	Delaware State, Series B (GO)
	5.25%, 8/1/13			577,585

District of Columbia: 1.5%
250,000	Washington D.C. Convention Center Authority Dedicated Tax,
	Senior Lien, Series A (RB) (AMBAC)
	5.00%, 10/1/10			254,512
250,000	Washington D.C. Convention Center Authority Dedicated Tax,
	Senior Lien, Series A (RB) (AMBAC)
	5.00%, 10/1/12			264,782
				519,294

Florida: 7.5%
250,000	Citizens Property Insurance Corp., Senior Secured High Risk
	Account - A (RB) (NATL)
	5.00%, 3/1/12			255,555
250,000	Citizens Property Insurance Corp., Senior Secured High Risk
	Account - A (RB) (NATL)
	5.00%, 3/1/13			254,570
500,000	Citizens Property Insurance Corp., Senior Secured High Risk
	Account - A (RB) (NATL)
	5.00%, 3/1/14			504,250
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC)
	5.00%, 7/1/13			270,303
250,000	Florida State Board of Education, Public Education Capital Outlay-2006, Series A (GO)
	5.00%, 6/1/15			281,640
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC)
	5.00%, 11/1/13			277,425
250,000	Hillsborough County, Florida Industrial Development (RB) (AMBAC)
	5.00%, 12/1/34 (B)			253,097
250,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC)
	5.00%, 8/1/12			265,517
250,000	Pasco County, Florida School District Sales Tax (RB) (FSA)
	5.00%, 10/1/10			259,072
				2,621,429

Georgia: 0.8%
250,000	Augusta, Georgia Water & Sewerage Refunding (RB) (FSA)
	5.00%, 10/1/13			283,713

Illinois: 7.5%
250,000	Chicago, Illinois, Series A (RB) (FSA)
	5.00%, 1/1/14			275,805
125,000	Chicago, Illinois, Board of Education, Series A (GO) (NATL)
	5.25%, 12/1/13			138,125
250,000	Chicago, Illinois, Board of Education, Series D (GO) (FSA)
	5.00%, 12/1/13			278,813
125,000	Chicago, Illinois, O'Hare International Airport, Series A (RB) (FSA)
	5.00%, 1/1/14			134,866
250,000	Chicago, Illinois, O'Hare International Airport, 3rd Lien,
	Series B (RB) (NATL) (FGIC)
	5.25%, 1/1/15			267,428
800,000	Chicago, Illinois, Transportation Authority, Capital Grant (RB) (AMBAC)
	5.00%, 6/1/13			871,840
125,000	Chicago, Illinois, Transportation Authority, Section 5307-B (RB) (AMBAC)
	5.00%, 6/1/11			131,100
250,000	Illinois State, Series A (GO)
	5.00%, 6/1/11			266,692
250,000	Illinois State, Series A (GO)
	5.00%, 6/1/13			276,197
				2,640,866

Kentucky: 0.3%
100,000	Kentucky State Property & Buildings Commission (RB) (NATL)
	5.00%, 11/1/11			107,469

Louisiana: 0.9%
300,000	Louisiana State Citizen's Property Insurance Corp., Series B (RB) (AMBAC)
	5.25%, 6/1/14			304,827

Maine: 0.8%
250,000	Maine Municipal Bond Bank, Series A (RB)
	5.00%, 11/1/13			286,355

Massachusetts: 3.2%
250,000	Massachusetts State, Series B (GO)
	5.00%, 8/1/13			283,755
250,000	Massachusetts State Special Obligation Dedicated Tax (RB) (FGIC)
	5.25%, 1/1/14 (B)			283,305
500,000	Massachusetts State Special Obligation Dedicated Tax (RB) (FGIC)
	5.25%, 1/1/14 (B)			566,610
				1,133,670

Michigan: 2.7%
250,000	Detroit, Michigan City School District, School Building and Site
	Improvement (FSA)
	5.00%, 5/1/15			258,158
125,000	Detroit, Michigan Water Supply System, Series D (RB) (FSA)
	5.00%, 7/1/13			133,006
250,000	Michigan Municipal Bond Authority, School District, City of Detroit (RB) (FSA)
	5.00%, 6/1/13			274,940
250,000	Michigan State Building Authority, Series I (RB) (FSA)
	5.25%, 10/15/13			265,112
				931,216

Mississippi: 0.8%
250,000	Mississippi State Capital Improvement (GO) (FSA)
	5.00%, 11/1/21			278,480

Nebraska: 2.3%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB)
	5.00%, 12/1/14			257,513
250,000	Nebraska Public Power District, Series B (RB) (FSA)
	5.00%, 1/1/13			273,015
250,000	Nebraska Public Power District, Series B (RB) (FSA)
	5.00%, 1/1/14			274,380
				804,908

Nevada: 3.8%
250,000	Clark County, Nevada School District, Series A (GO)
	5.00%, 6/15/11			267,430
250,000	Clark County, Nevada School District, Series B (GO)
	5.00%, 6/15/13			275,088
250,000	Clark County, Nevada School District, Series B (GO)
	5.00%, 6/15/14			274,708
250,000	Henderson, Nevada Health Care Facilities, Catholic Health Care West, Series C (RB)
	4.00%, 7/1/12			254,457
250,000	Reno, Nevada Medium-Term Stret Bonds, Series 2009 (GO)
	4.00%, 6/1/14			264,362
				1,336,045

New Jersey: 2.2%
250,000	New Jersey Economic Development Authority, Cigarette Tax (RB) (FGIC)
	5.00%, 6/15/13			249,290
250,000	New Jersey Economic Development Authority, School Facilities
	Construction, Series O (RB)
	5.25%, 3/1/15			280,842
250,000	New Jersey State Turnpike Authority, Series A (RB) (AMBAC)
	3.15%, 1/1/10 (B)			252,015
				782,147

New York: 13.7%
500,000	Erie City, New York, Industrial Development Agency (RB) (FSA)
	5.00%, 5/1/12			541,860
125,000	Long Island Power Authority, Electric System, Series 2006F (RB) (NATL)
	5.00%, 5/1/11			131,748
250,000	Metropolitan Transit Authority, Series A (RB)
	5.00%, 11/15/13 (B)			269,610
250,000	New York City, Series H (GO)
	5.00%, 8/1/13			276,895
125,000	New York City, Series I (GO)
	5.00%, 8/1/13			138,447
250,000	New York City, Series J (GO)
	5.00%, 3/1/14			275,250
250,000	New York City, Series O (GO)
	5.00%, 6/1/12			272,127
250,000	New York City, Fiscal 2008, Series A-1 (GO)
	4.00%, 8/1/12			266,010
250,000	New York City Industrial Development Agency, Civic Facility (RB) (FSA)
	5.00%, 11/15/11			264,600
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL)
	5.00%, 3/1/14			247,200
500,000	New York City Transitional Financing Authority, Sub Series A-1 (RB)
	5.00%, 8/1/13			565,440
250,000	New York State Dormitory Authority, State Personal Tax, Series A (RB)
	5.00%, 3/15/14			282,640
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB)
	5.00%, 12/15/13			284,757
250,000	New York State Local Government Assistance Corp., Senior Lien, Series C (GO)
	5.00%, 4/1/13			282,150
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL)
	5.00%, 1/1/13			274,482
125,000	New York State Thruway Authority, Second General
	Highway & Bridges Trust Fund, Series A (RB)
	5.00%, 4/1/13			138,946
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB)
	5.00%, 12/15/12			280,407
				4,792,569

North Carolina: 2.5%
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (FSA)
	5.00%, 5/1/14			281,450
515,000	North Carolina State Highway (GO)
	5.00%, 5/1/14			592,049
				873,499

Ohio: 1.6%
250,000	Ohio State Common Schools, Series D (GO)
	5.00%, 9/15/13			283,045
250,000	Ohio State Major New State Infrastructure Project, Series 2007-1 (RB) (FSA)
	5.00%, 6/15/14			283,332
				566,377

Puerto Rico: 5.1%
750,000	Puerto Rico Commonwealth
	Public Improvement, Series A (GO) (AGO)
	5.00%, 7/1/15			788,670
250,000	Puerto Rico Commonwealth
	Public Improvement, Series A (GO)
	5.00%, 7/1/34			289,050
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Series C (ST) (AMBAC)
	5.50%, 7/1/13			256,420
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL)
	5.00%, 7/1/14			206,392
250,000	Puerto Rico Public Buildings Authority, Government Facilities,
	Series J (RB) (COMWLTH GTD)
	5.00%, 7/1/12 (B)			251,532
				1,792,064

South Carolina: 0.8%
250,000	Greenville County, South Carolina School District Installment (RB)
	5.00%, 12/1/11			269,713

Texas: 7.3%
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (FSA)
	5.25%, 11/15/14			283,652
125,000	Lewisville, Texas Independent School District (GO) (NATL) (FGIC)
	4.00%, 8/15/10			127,814
250,000	North East Independent School District (GO) (PSF-GTD)
	5.00%, 8/1/14 (B)			289,042
325,000	North Texas Thruway Authority, Series G (RB)
	5.00%, 1/1/10 (B)			328,182
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB)
	5.00%, 12/15/14			241,150
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	5.00%, 4/1/14			284,727
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	4.00%, 4/1/13			136,400
250,000	University of Texas Revenue Financing System, Series D (RB)
	5.00%, 8/15/14 (B)			284,165
500,000	University of Texas Revenue Financing System, Series D (RB)
	5.00%, 8/15/14 (B)			568,330
				2,543,462

Virginia: 10.0%
250,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW)
	5.00%, 4/1/11			267,920
750,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW)
	5.00%, 10/1/11			818,528
250,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW)
	5.00%, 10/1/14			290,018
125,000	Loudoun County, Virginia, Series B (GO) (SAW)
	5.00%, 12/1/13			144,205
500,000	Virginia College Building Authority (RB)
	5.00%, 9/1/13			569,300
250,000	Virginia Commonwealth Transportation Board, Federal Highway Antic Note (RB)
	5.00%, 10/1/12			280,070
500,000	Virginia Commonwealth Transportation Board, Federal Highway Antic Note (RB)
	5.00%, 10/1/13			570,455
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB)
	5.00%, 8/1/13			569,175
				3,509,671

Washington: 0.8%
250,000	Port Seattle, Washington Intermediate Lien, Series A (RB) (NATL)
	5.25%, 3/1/14			278,725

West Virginia: 1.6%
500,000	West Virginia State School Building (RB) (NATL)
	5.25%, 1/1/13			551,840

Wisconsin: 2.3%
500,000	Milwaukee, Wisconsin, Promissory Note, Series N-1 (GO) (AMBAC)
	5.00%, 2/15/11			530,485
250,000	Wisconsin State Series I (GO) (NATL)
	5.00%, 5/1/13			281,015
				811,500

Total Municipal Bonds: 98.4%
(Cost: $33,820,480)				34,465,653

Number
of Shares
MONEY MARKET FUND: 1.3%
(Cost: $464,486)
464,486	Dreyfus Tax Exempt Cash Management Fund - Class B Shares			464,486

Total Investments: 99.7%
(Cost: $34,284,966)				34,930,139
Other assets less liabilities: 0.3%				91,115
NET ASSETS: 100.0%				$35,021,254

		% of
Summary of Investments By Sector		Investments		Value
Airport		1.2%		$ 402,294
Bond Bank		0.8		286,355
Development		10.7		3,749,671
Education		8.6		2,993,415
Facilities		6.2		2,126,508
General Obligation		32.6		11,399,278
Higher Education		4.9		1,699,113
Medical		0.7		254,457
Pollution		1.5		530,522
Power		2.5		885,535
School District		7.1		2,465,758
Transportation		18.5		6,473,713
Utilities		2.2		782,315
Water		1.2		416,719
Money Market Fund		1.3		464,486
		100.0%		$ 34,930,139

The aggregate cost of investments owned for Federal income tax purposes is $34,282,682 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 674,054
Gross Unrealized Depreciation				(26,597)
Net Unrealized Appreciation				$ 647,457

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
(B) Callable Security - the redemption date shown is when the security will be redeemed by the issuer
AGO - Assured Guaranty Ltd.
AMBAC - American Municipal Bond Assurance Corporation
COMWLTH GTD - Commonwealth Guaranteed
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance Inc.
GO - General Obligation
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Permanent School Fund - Guaranteed
RB - Revenue Bond
SA - Special Assessment
SAW - State Aid Withholding
ST - Special Tax
XLCA - Syncora Guarantee Inc.

The summary of inputs used to value each Fund’s net assets as of July 31, 2009, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Municipal Bonds:
Alabama	$ -	$ 271,628	$ -	$ 271,628
Arizona	-	1,177,941	-	1,177,941
California	-	3,433,718	-	3,433,718
Colorado	-	132,476	-	132,476
Connecticut	-	852,466	-	852,466
Delaware	-	577,585	-	577,585
District of Columbia	-	519,294	-	519,294
Florida	-	2,621,429	-	2,621,429
Georgia	-	283,713	-	283,713
Illinois	-	2,640,866	-	2,640,866
Kentucky	-	107,469	-	107,469
Louisiana	-	304,827	-	304,827
Maine	-	286,355	-	286,355
Massachusetts	-	1,133,670	-	1,133,670
Michigan	-	931,216	-	931,216
Mississippi	-	278,480	-	278,480
Nebraska	-	804,908	-	804,908
Nevada	-	1,336,045	-	1,336,045
New Jersey	-	782,147	-	782,147
New York	-	4,792,569	-	4,792,569
North Carolina	-	873,499	-	873,499
Ohio	-	566,377	-	566,377
Puerto Rico	-	1,792,064	-	1,792,064
South Carolina	-	269,713	-	269,713
Texas	-	2,543,462	-	2,543,462
Virginia	-	3,509,671	-	3,509,671
Washington	-	278,725	-	278,725
West Virginia	-	551,840	-	551,840
Wisconsin	-	811,500	-	811,500

Money Market Fund:	464,486	-	-	464,486

Total	$ 464,486	$ 34,465,653	$ -	$ 34,930,139

See Note to Schedules of Investments

Market Vectors ETF Trust
Note to Schedules of Investments
July 31, 2009 (unaudited)

Security Valuation—Each Fund’s portfolio securities (except for short- term debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its own evaluations in determining what the service believes is the fair value of the portfolio securities. Each Fund believes that timely and reliable market quotations are generally not readily available to each Fund to value tax- exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities. U.S. municipal securities may be valued as of the announced closing time for trading in municipal instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) recommends an early closing time. Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value (“NAV”) is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s benchmark index. This may adversely affect a Fund’s ability to track its benchmark index.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157), the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. FAS 157 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

In April 2009, FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“Position 157-4”) was issued and is effective for fiscal years and interim periods ending after June 15, 2009. Position 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased and also includes guidance on identifying circumstances that indicate a transaction is not orderly.  Position 157-4 also requires additional disclosures on fair valuation inputs and techniques and requires expanded fair value hierarchy disclosures by each major security type. The Funds have adopted Position 157-4 effective July 31, 2009. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: September 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Jan F. Van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: September 30, 2009

By  Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: September 30, 2009